FINANCIAL INSTRUMENTS - Fair Value of Derivative Financial Instruments in Consolidated Balance Sheet - 10K (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Prepaid Expenses and Other [Member]
Derivative Instruments [Abstract]
Fair value of gross derivative asset	$ 0.0	$ 0.0	$ 0.0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivative Instruments [Abstract]
Fair value of gross derivative asset	0.0	0.0	0.0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Accrued Expenses [Member]
Derivative Instruments [Abstract]
Fair value of gross derivative liabilities	4.2	4.0	2.1
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Long-term Liabilities [Member]
Derivative Instruments [Abstract]
Fair value of gross derivative liabilities	3.4	2.5	1.4
Foreign Exchange Contracts [Member] | Not Designated as Hedging Instrument [Member] | Prepaid Expenses and Other [Member]
Derivative Instruments [Abstract]
Fair value of gross derivative asset	1.1	2.0	0.2
Foreign Exchange Contracts [Member] | Not Designated as Hedging Instrument [Member] | Accrued Expenses [Member]
Derivative Instruments [Abstract]
Fair value of gross derivative liabilities	$ 1.8	$ 0.6	$ 0.0